RELATED PARTY TRANSACTIONS - Balances with Major related parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Total	¥ 625,997	$ 85,762	¥ 1,287,080
Current liabilities:
Total			¥ 190,039
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party	Related Party
Related Party | JD Group
Current assets:
Total	¥ 625,997		¥ 763,106
Current liabilities:
Total			133,018
Related Party | Walmart Group
Current assets:
Total			523,974
Current liabilities:
Total			¥ 57,021